Finance income	9 Months Ended
Sep. 30, 2025
Finance income
Finance income

8.Finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	77.6	—	107.9	—
Change in fair value of embedded options	30.6	19.0	34.9	29.6
Interest income - bank deposits	11.1	5.0	31.7	12.9
Change in fair value of foreign exchange swaps	10.2	1.3	10.4	7.0
Other interest income	0.7	—	1.4	—
Net foreign exchange gain arising from financing - realized	—	0.4	—	—
Change in fair value of interest rate caps	—	—	—	0.2
	130.2	25.7	186.3	49.7